Finance Receivables Held for Sale (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables held for sale	$ 793	$ 202
Finance receivables held for sale originated as held for investment	60	61	$ 0
Finance receivables transferred from held for investment to held for sale		6,600	18
Cost of mortgages sold		6,400	18
Net gain (loss) on sales of real estate loans and related trust assets	0	626	0
Holdback provision receivable on loans sold	5	64
Gain (loss) on sale of finance receivables			(2)
Finance Receivables Held For Sale Originated as Held-for-investment	0	0	$ 0
Real Estate Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables transferred from held for investment to held for sale		6,600
Personal Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables held for sale				$ 608
Finance receivables transferred from held for investment to held for sale	608
Fair Value, Measurements, Nonrecurring [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Asset Impairment Charges	$ 1	20
finance receivables Loans Held for Sale [Member] | Fair Value, Measurements, Nonrecurring [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Asset Impairment Charges		$ 7